Long-Term Debt And Lines Of Credit (Interest Expense Included In Consolidated Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt And Lines Of Credit [Abstract]
Cash interest expense	$ 4,610	$ 5,352	$ 5,175
Non-cash amortization of debt discount	8,674	8,106	7,576
Amortization of debt costs	1,751	1,265	1,137
Total interest expense	$ 15,035	$ 14,723	$ 13,888